Property, plant and equipment	9 Months Ended
Sep. 30, 2025
Property, plant and equipment
Property, plant and equipment

7. Property, plant and equipment

					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2024	$226,819	$12,469	$128,228	$11,685	$237	$379,438
Asset additions	14,226	-	4,794	789	-	19,809
Change in decommissioning provision	(1,420)	-	-	-	-	(1,420)
Balance at December 31, 2024	239,625	12,469	133,022	12,474	237	397,827
Asset additions	20,701	-	8,137	2,084	190	31,112
Asset disposals	-	-	-	(31)	-	(31)
Change in decommissioning provision	614	-	-	-	-	614
Balance at September 30, 2025	$260,940	$12,469	$141,159	$14,527	$427	$429,522

Accumulated depreciation and depletion
Balance at January 1, 2024	$(132,474)	$-	$(85,440)	$(8,223)	$(200)	$(226,337)
Depreciation/depletion for the year	(14,172)	-	(8,615)	(1,278)	(26)	(24,091)
Balance at December 31, 2024	(146,646)	-	(94,055)	(9,501)	(226)	(250,428)
Depreciation/depletion for the period	(8,347)	-	(5,830)	(1,522)	(11)	(15,710)
Balance at September 30, 2025	$(154,993)	$-	$(99,885)	$(11,023)	$(237)	$(266,138)

Carrying value
at December 31, 2024	$92,979	$12,469	$38,967	$2,973	$11	$147,399
at September 30, 2025	$105,947	$12,469	$41,274	$3,504	$190	$163,384

Non-current assets are tested for impairment or impairment reversals when events or changes in circumstances suggest that the carrying amount may not be recoverable. No impairment or impairment reversal were identified for the nine-month period ended September 30, 2025 for each of the Company’s cash-generating unit, including non-producing properties and properties placed under care and maintenance.

The carrying amounts of mineral interests, plant and equipment, and right-of-use lease assets from the Relief Canyon Mine is approximately $16.0 million, $5.1 million, and $0.1 million, respectively, as at September 30, 2025 (December 31, 2024: $16.0 million, $7.0 million, and $0.7 million, respectively).

The Company completed the acquisition of the San Felipe property located in Sonora, Mexico on October 8, 2020. As at September 30, 2025, the carrying amount of this property was $12.5 million included in non-producing properties.